Share-based compensation - Summary of Stock Option Pricing Model Assumption (Detail)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years 7 months 6 days	5 years 10 months 24 days	5 years 8 months 12 days
Expected volatility	61.40%	70.20%	63.70%
Risk-free rate	1.30%	0.80%	1.70%
Dividend yield	0.00%	0.00%	0.00%